Revenue and Other Income (Tables)	12 Months Ended
Jun. 30, 2018
Material Income And Expense [Abstract]
Summary of Revenue
	2018	2017	2016
	$’000	$’000	$’000
Licensing revenue and royalties	378	333	247
Interest	242	253	217
	620	586	464

Summary of Other Income
Australian Government R&D grants	3,999	10,507	3,590
Foreign exchange unrealized gain	87	—	—
Other	1	—	—
	4,087	10,507	3,590